BANK DEBT (Cash Fees Issued To Bank) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Fees To Bank [Line Items]
Cash fee paid	$ 6,000
Accrual for cash fees payable to bank		2,000
IPO [Member]
Cash Fees To Bank [Line Items]
Cash fee paid	4,000
2008 Amendment [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	4,000
EBITDA threshold that will require the payment of cash fee	50,000
2009 Amendment [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	6,000
EBITDA threshold that will require the payment of cash fee	50,000
2009 Amendment [Member] | EBITDA exceeds $45,000 [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	6,000
EBITDA threshold that will require the payment of cash fee	45,000
2009 Amendment [Member] | EBITDA $25,000 - $35,000 [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	2,000
EBITDA threshold that will require the payment of cash fee	25,000
EBITDA cap that will require payment of the cash fee	35,000
2009 Amendment [Member] | EBITDA $35,000 - $45,000 [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	4,000
EBITDA threshold that will require the payment of cash fee	35,000
EBITDA cap that will require payment of the cash fee	45,000
Previous Debt Agreement [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	$ 7,500
Minimum price per share that would trigger payment of bank fee	$ 52.90